Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 1,512,945	$ 219,356	¥ 3,138,008
Total cash, cash equivalents and restricted cash	1,554,328		3,138,008
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	470,428	470,428	627,058	$ 627,058
Restricted cash	41,383
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	996,826	143,342	2,446,199	383,680
Restricted cash | $		6,000
GBP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	28,246	3,365	45,931	5,337
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	9,435	1,271	10,895	1,509
HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,465	4,999	6,450	7,879
JPY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	803	15,327	999	17,793
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 2,742	$ 529	¥ 476	$ 99